Bankruptcy Settlement - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 21, 2014	Dec. 31, 2016	Dec. 31, 2015	[1],[2]	Dec. 31, 2014	[1],[2]
Financing Receivable, Allowance for Credit Losses [Line Items]
Lease rental income		$ 459,588	$ 512,544		$ 506,538
Gains on sale of containers, net		$ 9,553	$ 3,454		$ 13,070
Bankruptcy proceedings with Korean lessee, claims settlement
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement	$ 9,926
Bad debt recovery	4,958
Lease rental income	2,620
Gains on sale of containers, net	277
Bankruptcy proceedings with Korean lessee, claims settlement | Owned fleet
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement	$ 7,855

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).